RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME - Shares issued (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME
Number of shares issued	17,161,592	17,022,673
Restricted A shares under the Incentive Scheme
RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME
Number of shares issued	48,258,000